NOTE 4 - PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Major classes of property and equipment

The major classes of property and equipment are as follow at December 31, 2018 and 2017:

	2018	2017
Furniture, fixtures and equipment	$1,074,976	$862,582
Less: Accumulated depreciation	(870,750)	(797,220)
	$204,226	$65,362